Provision for decommissioning costs (Tables)	6 Months Ended
Jun. 30, 2025
Provision For Decommissioning Costs
Schedule of provision for decommissioning costs by producing area

	06.30.2025	12.31.2024
Onshore	559	493
Shallow waters	8,382	7,266
Deep and ultra-deep post-salt	13,458	12,071
Pre-salt	7,337	6,373
Total	29,736	26,203
Current	2,514	1,696
Non-current	27,222	24,507

Schedule of changes in the provision for decommissioning costs are presented

Non-current liabilities	Jan-Jun/2025	Jan-Jun/2024
Opening balance	26,202	23,202
Adjustment to provision	8	74
Transfers related to liabilities held for sale (1)	100	(332)
Use of provisions	(721)	(694)
Interest accrued	629	516
Others	(12)	15
Translation adjustment	3,530	(2,967)
Closing balance	29,736	19,814